DIRECTORS LOAN (Details Narrative) - CAD ($)	1 Months Ended
	Dec. 31, 2019	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
DIRECTORS LOAN
Interest rate	10.00%
Loan bonus share expiration	five years
Principal balance	$ 1,000,000	$ 1,050,846	$ 966,304	$ 784,947